Expense Example, No Redemption - Federated Hermes MDT Mid Cap Growth Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	667	916	1,183	1,946	204	631	1,083	2,134	102	318	552	1,225	94	293	509	1,131